Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Comprehensive income
Net income/(loss)	SFr 247	SFr (231)	SFr 1,160	SFr 16	SFr 2,471
Gains/(losses) on cash flow hedges	(41)	(103)	18	(144)	243
Foreign currency translation	(472)	2,005	(433)	1,533	(1,029)
Unrealized gains/(losses) on securities	0	0	(18)	0	(20)
Actuarial gains/(losses)	(11)	65	73	54	146
Net prior service cost	(24)	(24)	(34)	(48)	(68)
Gains/(losses) on liabilities related to credit risk	(483)	551	(2,658)	68	1,692
Other comprehensive income/(loss), net of tax	(1,031)	2,494	(3,052)	1,463	964
Comprehensive income/(loss)	(784)	2,263	(1,892)	1,479	3,435
Comprehensive income/(loss) attributable to noncontrolling interests	(7)	32	(2)	25	(6)
Comprehensive income/(loss) attributable to shareholders	SFr (777)	SFr 2,231	SFr (1,890)	1,454	3,441
Bank
Comprehensive income
Net income/(loss)				9	2,338
Gains/(losses) on cash flow hedges				(143)	243
Foreign currency translation				1,510	(1,010)
Unrealized gains/(losses) on securities				0	(20)
Actuarial gains/(losses)				(87)	6
Gains/(losses) on liabilities related to credit risk				72	1,614
Other comprehensive income/(loss), net of tax				1,352	833
Comprehensive income/(loss)				1,361	3,171
Comprehensive income/(loss) attributable to noncontrolling interests				(68)	(9)
Comprehensive income/(loss) attributable to shareholders				SFr 1,429	SFr 3,180